Income Tax (Expenses) Benefits (Details) - Schedule of deferred tax assets and liabilities - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Schedule Of Deferred Tax Assets And Liabilities Abstract
Impairment on receivables	¥ 2,590	¥ 2,217
Inventories	3,358	2,832
Deferred revenue	977	1,062
Accrued expenses and employee benefits	1,411	1,151
Equity method investment and others	1,075	1,370
Net operating loss carry forwards	21,678	15,467
Total gross deferred tax assets	31,089	24,099
Less: valuation allowances	(27,747)	(20,972)
Total deferred tax assets, net of valuation allowance	3,342	3,127
Prepaid expenses and other current assets	(1,299)	(980)
Unrealized foreign exchange difference and others	(2,217)	(2,147)
Amortisation & impairment of intangible asset	(292)
Deferred tax liabilities, net	¥ (466)